Summary of Significant Accounting Policies - Additional Information (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Customer shares	Dec. 31, 2021 USD ($) Customer shares	Dec. 31, 2020 USD ($) Customer shares
Significant Accounting Policies [Line Items]
Subsidiary ownership percentage	100.00%
Number of customers accounted for 10% or more sales | Customer	2	2	1
Depreciation and amortization of property & equipment | $	$ 18,931	$ 17,160	$ 13,562
Evaluation of tax benefits realized upon settlement	50.00%
Minimum
Significant Accounting Policies [Line Items]
Short term investment maturity period	3 months
Maximum
Significant Accounting Policies [Line Items]
Short term investment maturity period	1 year
Net sales | Customers accounted for 10% or more | Top Ten Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	81.00%	76.00%	71.00%
Net sales | Customers accounted for 10% or more | Two Customers [Member]
Significant Accounting Policies [Line Items]
Major customers percentage of net sales	45.00%	36.00%	24.00%
Employee Stock Option And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units	526	563	489
Employee Stock Option And Restricted Stock Units [Member] | American Depositary Shares [Member]
Significant Accounting Policies [Line Items]
The effect of dilutive securities of employee stock options and restricted stock units	131	141	123
Software | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	1 year
Software | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	25 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	50 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	8 years
Leasehold And Building Improvement | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	2 years
Leasehold And Building Improvement | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful life	6 years